Subsequent Events - Additional Information1 (Detail) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 01, 2014	Feb. 17, 2014
Subsequent Event [Line Items]
Annual rental payments	$ 7,112,362	$ 4,314,690
San Antonio Texas
Subsequent Event [Line Items]
Operating Leases, Term of Contract			15 years
Annual rental payments			2,300,000
Percentage of annual lease escalations			3.00%
Income on underlying sub-lease			2,100,000
Cash received			4,100,000
Subsequent Events
Subsequent Event [Line Items]
Cash received			4,100,000
Subsequent Events | Stanton Nelson
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross				819,175
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				163,835
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				86,510
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				5 years
Subsequent Events | San Antonio Texas
Subsequent Event [Line Items]
Operating Leases, Term of Contract			15 years
Annual rental payments			2,300,000
Percentage of annual lease escalations			3.00%
Income on underlying sub-lease			2,100,000
Cash received			$ 4,100,000